Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Entity Registrant Name	Manchester United plc
Entity Central Index Key	0001549107
Document Type	20-F
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	40,570,967
Class B ordinary shares
Entity Common Stock, Shares Outstanding	124,000,000